Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 1,148	$ 1,327
Cash and cash equivalents [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	95	121
Short term investments and deposits [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	96	92
Trade receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	778	990
Other receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	116	43
Other non-current assets [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 63	$ 81